Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Property and Equipment
Schedule of property and equipment

	As of	As of
	March 31,	December 31,
	2026	2025
Machinery and equipment	$5,927,906	$5,814,929
Leasehold improvements	1,385,502	1,381,241
Furniture	1,273,799	1,261,196
Electronic equipment	1,295,180	1,282,907
Other assets	2,569,353	2,566,559
Construction in progress	110,357	96,865
Total property and equipment, gross	12,562,097	12,403,697
Accumulated depreciation	(9,343,845)	(8,576,467)
Total property and equipment, net	$3,218,252	$3,827,230

	2025	2024
Machinery and equipment	$5,814,929	$15,238,966
Leasehold improvements	1,381,241	2,202,945
Furniture	1,261,196	1,320,869
Electronic equipment	1,282,907	1,766,121
Other assets	2,566,559	2,751,644
Construction in progress	96,865	69,410
Total property and equipment, gross	12,403,697	23,349,955
Accumulated depreciation	(8,576,467)	(16,709,300)
Total property and equipment, net	$3,827,230	$6,640,655